Cover	Dec. 20, 2022
Cover [Abstract]
Entity Registrant Name	FCCC, Inc.
Entity Central Index Key	0000730669
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 20, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	001-08589
Entity Tax Identification Number	06-0759497
Entity Address Address Line 1	725 5th Ave
Entity Address Address Line 2	Floor 15
Entity Address City Or Town	New York City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	917
Local Phone Number	624-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false